LOANS, FINANCING, DEBENTURES AND LEASES - Loans and financing (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
LOANS, FINANCING, DEBENTURES AND LEASES
Loans and financing	R$ 13,824,673	R$ 6,139,437
Financing - Suppliers | Minimum
LOANS, FINANCING, DEBENTURES AND LEASES
Net cost of CDI, as percentage	109.20%	107.90%
Financing - Suppliers | Maximum
LOANS, FINANCING, DEBENTURES AND LEASES
Net cost of CDI, as percentage	122.50%	115.90%